Fair Value Measurements - Financial assets and liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Motive Capital Corp [Member]
Assets:
Cash and Investments held in Trust Account		$ 414,111,439	$ 414,020,525
Liabilities:
Derivative liabilities		24,430,400	40,532,280
Public Warrants | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		14,076,000	21,390,000
Private Placement Warrants | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		7,534,400	11,449,330
Forward Purchase Agreement | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		2,820,000	7,692,950
Fair Value, Recurring [Member]
Liabilities:
Total financial assets	$ 174,534,000	38,846,000	59,074,000
Fair Value, Inputs, Level 1 [Member] | Motive Capital Corp [Member]
Assets:
Cash and Investments held in Trust Account		414,111,439	414,020,525
Liabilities:
Derivative liabilities		14,076,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		14,076,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Liabilities:
Total financial assets	159,559,000	25,393,000	7,215,000
Fair Value, Inputs, Level 2 [Member] | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		7,534,400
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		7,534,400
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities:
Total financial assets	0	0
Fair Value, Inputs, Level 3 [Member] | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		2,820,000	40,532,280
Fair Value, Inputs, Level 3 [Member] | Public Warrants | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities			21,390,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities			11,449,330
Fair Value, Inputs, Level 3 [Member] | Forward Purchase Agreement | Motive Capital Corp [Member]
Liabilities:
Derivative liabilities		2,820,000	7,692,950
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities:
Total financial assets	$ 14,975,000	$ 13,453,000	$ 51,859,000